Assets held for sale and discontinued operations (Details) (USD $) In Thousands	9 Months Ended
Sep. 30, 2011
Assets held for sale and discontinued operations [Abstract]
Net cash proceeds from sale of facility	$ 699
Pre-tax gain on sale of facility	$ 110